Submission	Nov. 20, 2025
Submission [Line Items]
Central Index Key	0001129137
Registrant Name	AMERICA MOVIL SAB DE CV/
Registration File Number	333-287731
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A